Fair Value Measurements Level 4 Fair Value Option (Details) - USD ($) $ in Millions	5 Months Ended	7 Months Ended	12 Months Ended
	May 31, 2018	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2017
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value, Option, Fixed Maturity Securities		$ 12	$ 6
Residential Mortgage Backed Securities [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value, Option, Fixed Maturity Securities		12	6
Residential Mortgage Backed Securities [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value, Option, Fixed Maturity Securities			6
Fair Value, Option, Changes in Fair Value, Gain (Loss)	$ 0	$ 0	$ 0
Equity Securities [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value, Option, Changes in Fair Value, Gain (Loss)				$ 1